Document and Entity Information	Jun. 28, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001610114
Document Type	8-K
Document Period End Date	Jun. 28, 2021
Entity Registrant Name	New Senior Investment Group Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36499
Entity Tax Identification Number	80-0912734
Entity Address, Address Line One	55 West 46th Street
Entity Address, Address Line Two	Suite 2204
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	822-3700
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	SNR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false